Expense Example {- Fidelity Sustainable Low Duration Bond Fund} - NF_08.31 Fidelity Sustainable Low Duration Bond Fund AMCIZ Pro-01 - Fidelity Sustainable Low Duration Bond Fund	Apr. 12, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund: Class A
Expense Example:
1 year	$ 205
3 years	330
Fidelity Advisor Sustainable Low Duration Bond Fund: Class M
Expense Example:
1 year	205
3 years	330
Fidelity Advisor Sustainable Low Duration Bond Fund: Class C
Expense Example:
1 year	243
3 years	450
Fidelity Advisor Sustainable Low Duration Bond Fund: Class I
Expense Example:
1 year	36
3 years	126
Fidelity Advisor Sustainable Low Duration Bond Fund: Class Z
Expense Example:
1 year	31
3 years	$ 103